UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2008

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		April 4, 2008
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
       reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	90

Form 13F Information Table Value Total:	$255,621	(thousands)


List of Other Included Managers:

NONE





Market



Voting


Value

Investment
Other
Authority
Security
Cusip
(x1000)
Quantity
Discretion
Managers
Sole
ADMINISTAFF INC COM
007094105
$3,928.11
166,375
Sole
None
166,375
AMERICAN CAMPUS CMNTYS COM
024835100
$4,441.90
162,350
Sole
None
162,350
AMERICAN EXPRESS CO COM
025816109
$3,721.27
85,116
Sole
None
85,116
AMERICAN INTL GROUP INC COM
026874107
$2,174.57
50,279
Sole
None
50,279
AMTRUST FINANCIAL CORP COM
032355109
$554.63
87
Sole
None
87
ANADARKO PETE CORP COM
032511107
$226.91
3,600
Sole
None
3,600
AT&T INC COM
00206r102
$319.08
8,331
Sole
None
8,331
AVIS BUDGET GROUP COM
053774105
$423.98
39,923
Sole
None
39,923
BAKBONE SOFTWARE INC COM
057101107
$87.29
101,500
Sole
None
101,500
BAKER HUGHES INC COM
057224107
$1,733.05
25,300
Sole
None
25,300
BANK OF AMERICA CORP COM
060505104
$620.97
16,380
Sole
None
16,380
BIG LOTS INC COM
089302103
$4,738.91
212,507
Sole
None
212,507
BP PLC SPONSORED ADR
055622104
$821.32
13,542
Sole
None
13,542
BRIGHT HORIZONS FAMILY SOLUTIONS
COM
109195107
$5,484.16
127,420
Sole
None
127,420
BRINKER INTL INC COM
109641100
$1,672.97
90,187
Sole
None
90,187
BRISTOL-MYERS SQUIBB CO COM
110122108
$366.89
17,225
Sole
None
17,225
CAMDEN PPTY TR SH BEN INT
133131102
$1,627.53
32,421
Sole
None
32,421
CATERPILLAR INC DEL COM
149123101
$293.59
3,750
Sole
None
3,750
CEL-SCI CORP COM NEW
150837409
$6.80
10,000
Sole
None
10,000
CENTEX CORP COM
152312104
$3,052.88
126,100
Sole
None
126,100
CHEVRON CORP NEW COM
166764100
$2,369.25
27,756
Sole
None
27,756
CISCO SYS INC COM
17275R102
$3,697.72
153,496
Sole
None
153,496
COHEN & STEERS INC COM
19247A100
$5,502.11
207,705
Sole
None
207,705
COMCAST CORP COM CL A
20030N101
$6,443.41
333,165
Sole
None
333,165
DATATRAK INTL INC COM
238134100
$12.00
10,000
Sole
None
10,000
DUKE REALTY INVT INC COM NEW
264411505
$1,083.02
47,480
Sole
None
47,480
DWS INTL FD INC EMRG MKT
23337r502
$2,189.43
102,742
Sole
None
102,742
DWS INTL FD INC EUROP EQT CL A
23337r601
$872.81
26,856
Sole
None
26,856
DWS INTL FD INC INTL FD CL S
23337r817
$224.42
3,536
Sole
None
3,536
E MED FUTURE INC COM
26875d108
$0.80
133,000
Sole
None
133,000
EASTMAN KODAK CO COM
277461109
$2,635.04
149,125
Sole
None
149,125
EOG RES INC COM
26875P101
$6,991.32
58,261
Sole
None
58,261
ESTEE LAUDER COS INC COM
518439104
$4,785.73
104,378
Sole
None
104,378
EXXON CORP COM
30231G102
$1,273.61
15,058
Sole
None
15,058
FIRST NATL NEB INC COM
335720108
$674.05
122
Sole
None
122
FIRSTMERIT CORP COM
337915102
$2,085.57
100,947
Sole
None
100,947
FOREST CITY ENTERPRISES INC COM CL A
345550107
$4,653.54
126,455
Sole
None
126,455
FRANKLIN RES INC COM
354613101
$3,711.52
38,267
Sole
None
38,267
GATX CORP COM
361448103
$4,862.85
124,465
Sole
None
124,465
GENCORP INC COM
368682100
$3,540.42
344,064
Sole
None
344,064
GENERAL ELEC CO COM
369604103
$4,712.89
127,341
Sole
None
127,341
HALLIBURTON CO COM
406216101
$6,873.43
174,763
Sole
None
174,763
HEWLETT PACKARD CO COM
428236103
$5,346.69
117,098
Sole
None
117,098
INTEL CORP COM
458140100
$5,314.17
250,905
Sole
None
250,905
INTERNATIONAL BUS MACH COM
459200101
$331.14
2,876
Sole
None
2,876
J P MORGAN CHASE & CO COM
46625H100
$1,402.83
32,662
Sole
None
32,662
JENNISON BLEND FD INC CL A
476289103
$205.19
12,331
Sole
None
12,331
JO-ANN STORES INC COM
47758P307
$2,816.52
191,210
Sole
None
191,210
JOHNSON & JOHNSON COM
478160104
$303.61
4,680
Sole
None
4,680
KAISER ALUMINUM CORP COM PAR $0.01
483007704
$4,530.83
65,380
Sole
None
65,380
KENNAMETAL INC COM
489170100
$3,101.33
105,380
Sole
None
105,380
KIMBERLY CLARK CORP COM
494368103
$252.78
3,916
Sole
None
3,916
LEHMAN BROS HLDGS INC COM
524908100
$2,647.60
70,340
Sole
None
70,340
LOEWS CORP COM
540424108
$2,635.70
65,532
Sole
None
65,532
LUBRIZOL CORP COM
549271104
$4,489.93
80,885
Sole
None
80,885
LULULEMON ATHLETICA IN COM
550021109
$3,870.89
136,155
Sole
None
136,155
MAGELLAN MIDSTREAM PRT COM UNIT RP
LP
559080106
$400.95
9,900
Sole
None
9,900
MENTOR CORP MINN COM
587188103
$3,335.11
129,670
Sole
None
129,670
MERCK & CO INC COM
589331107
$4,249.79
111,984
Sole
None
111,984
MICROSOFT CORP COM
594918104
$3,339.70
117,678
Sole
None
117,678
MORGAN STANLEY COM NEW
617446448
$332.79
7,282
Sole
None
7,282
MOTOROLA
620076109
$2,462.59
264,795
Sole
None
264,795
NATIONAL SEMICONDUCTOR COM
637640103
$2,812.58
153,525
Sole
None
153,525
NEWFIELD EXPL CO COM
651290108
$5,478.75
103,666
Sole
None
103,666
NORDSON CORP COM
655663102
$6,582.41
122,236
Sole
None
122,236
NORDSTROM INC COM
655664100
$2,994.15
91,845
Sole
None
91,845
NORTHROP GRUMMAN CORP COM
666807102
$3,689.13
47,412
Sole
None
47,412
OMNOVA SOLUTIONS INC COM
682129101
$2,922.08
732,350
Sole
None
732,350
ORACLE CORP COM
68389X105
$5,246.89
268,246
Sole
None
268,246
PETSMART INC COM
716768106
$2,380.14
116,445
Sole
None
116,445
PFIZER INC COM
717081103
$460.88
22,020
Sole
None
22,020
PHILIP MORRIS INTL INC COM
718172109
$392.25
7,755
Sole
None
7,755
PROCTER & GAMBLE CO COM
742718109
$503.52
7,186
Sole
None
7,186
PROGRESSIVE CORP OHIO COM
743315103
$3,035.30
188,880
Sole
None
188,880
QUANTA SVCS INC COM
74762e102
$4,410.53
190,355
Sole
None
190,355
SCHLUMBERGER LTD COM
806857108
$5,165.80
59,377
Sole
None
59,377
SCHWAB CHARLES CORP NEW COM
808513105
$4,835.73
256,810
Sole
None
256,810
SIMON PPTY GROUP NEW COM
828806109
$4,498.05
48,413
Sole
None
48,413
STERIS CORP COM
859152100
$3,836.07
142,977
Sole
None
142,977
TENET HEALTHCARE CORP COM
88033G100
$4,337.68
766,375
Sole
None
766,375
TERADYNE INC COM
880770102
$4,728.48
380,715
Sole
None
380,715
TETRA TECH INC NEW COM
88162G103
$6,079.24
311,596
Sole
None
311,596
TIME WARNER INC COM
887317105
$3,599.56
256,745
Sole
None
256,745
TRANSOCEAN INC COM
G90073100
$4,091.96
30,266
Sole
None
30,266
TRAVELERS COMPANIES COM
89417e109
$4,172.23
87,194
Sole
None
87,194
WACHOVIA CORP 2ND NEW COM
929903102
$531.39
19,681
Sole
None
19,681
WALT DISNEY CO COM
254687106
$4,638.95
147,832
Sole
None
147,832
WEYERHAEUSER CO COM
962166104
$4,135.89
63,590
Sole
None
63,590
WINDSTREAM CORP COM
97381W104
$234.77
19,646
Sole
None
19,646
WYNDHAM WORLDWIDE CORP COM
98310W108
$2,964.93
143,372
Sole
None
143,372









$255,621.22
90